Fair Value Measurement - Schedule of Fair Value Contingent Consideration (Details)	May 15, 2024
Dividend yield [Member]
Schedule of Fair Value Contingent Consideration [Line Items]
Dividend yield	0.00%
Volatility [Member]
Schedule of Fair Value Contingent Consideration [Line Items]
Volatility	13.80%
Risk Free Rate [Member] | Minimum [Member]
Schedule of Fair Value Contingent Consideration [Line Items]
Risk Free Rate	4.30%
Risk Free Rate [Member] | Maximum [Member]
Schedule of Fair Value Contingent Consideration [Line Items]
Risk Free Rate	4.40%
Expected life [Member] | Minimum [Member]
Schedule of Fair Value Contingent Consideration [Line Items]
Expected life	3 years 7 months 6 days
Expected life [Member] | Maximum [Member]
Schedule of Fair Value Contingent Consideration [Line Items]
Expected life	6 years
Cost of debt [Member] | Minimum [Member]
Schedule of Fair Value Contingent Consideration [Line Items]
Cost of debt	17.60%
Cost of debt [Member] | Maximum [Member]
Schedule of Fair Value Contingent Consideration [Line Items]
Cost of debt	18.30%